Note 2 - Summary of Significant Accounting Policies (Detail) (USD $)				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012 Minimum [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Sep. 30, 2012 Maximum [Member]
Loss Contingency, Estimate of Possible Loss (in Dollars)	$ 490,000	$ 338,000	$ 310,000
Property, Plant and Equipment, Estimated Useful Lives				three	three	five	five
Number of Criteria	3	3
Number of Clearing Brokers	3	3
Cash, FDIC Insured Amount (in Dollars)	$ 250,000	$ 250,000